DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions	Jun. 15, 2023	Nov. 30, 2022
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary	$ 180
Gain (Loss) on disposition of business	100
Indian Toll Road Operations
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary	600
Gain (Loss) on disposition of business	$ 340
Brazilian Electricity Transmission Concessions
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary		$ 250
Gain (Loss) on disposition of business		$ 40
Disposal of ownership interest, percentage		31.00%
Reclassification adjustments on exchange differences on translation, net of tax		$ 9